Notes Payable	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
NOTES PAYABLE
7.    NOTES PAYABLE

CONVERTIBLE NOTES PAYABLE

On September 14, 2012, the Company issued an unsecured $65,000 convertible note payable to an investor which bears interest at 12% per annum and is due with accrued interest on June 14, 2013 for working capital purposes.  The note is convertible, at the discretion of the holder into the Company’s common stock at the fixed rate of $1.00 per principal value for any unpaid principal and accrued interest thereon until the note is paid in full.  In conjunction with the issuance of the note, the Company issued a warrant, to the investor to purchase 65,000 shares of the Company’s common stock at a $1.00 per share until September 14, 2014.  The amount allocated to the warrants based on the relative fair value of the warrants on the date of the grant was estimated at $30,934 using a Black-Scholes valuation model under the following assumptions: (1) expected volatility of  222% based on historical volatility, (2) an interest rate of 0.27%, (3) expected life of 2 years and (4) zero dividend yield. The amount allocated to the beneficial conversion feature based on the relative fair value of the beneficial conversion feature of the convertible note on the date of issuance was estimated at $32,884 resulting in an aggregate debt discount of $63,818 on September 14, 2012. The note was paid in full with accrued interest thereon on March 5, 2013, resulting in full recognition in expense of the unamortized discount of $2,284.

On October 10, 2012, the Company issued a convertible note in the amount of $100,000, to an investor, collateralized by all the assets of the Company, due April 10, 2013 with interest at 12% per annum for working capital purposes. The note is convertible, at the discretion of the holder into the Company’s common stock at the fixed rate of $1.00 per principal value for any unpaid principal and accrued interest thereon until the note is paid in full. The noteholder is entitled to be repaid $25,000 for every $1,000,000 raised in equity by the Company which the Company has not met. In conjunction with the issuance of the note, the Company issued a warrant, to a stockholder to purchase 100,000 shares of the Company’s common stock at a $1.00 per share until October 10, 2015. The amount allocated to the warrants based on the relative fair value of the warrants on the date of the grant was estimated at $54,464 using a Black-Scholes valuation model under the following assumptions: (1) expected volatility of 182% based on historical volatility, (2) an interest rate of 0.23%, (3) expected life of 3 years and (4) zero dividend yield. The amount allocated to the beneficial conversion feature based on the relative fair value of the beneficial conversion feature of the convertible note on the date of issuance was estimated at $45,536 resulting in an aggregate debt discount of $100,000 on October 10, 2012. As of June 30, 2013 the related debt discount was fully amortized but the note remained unpaid.

On October 12, 2012, the Company issued a convertible note in the amount of $50,000 to an investor, collateralized by all the assets of the Company, due April 12, 2013 with interest at 12% per annum for working capital purposes. The note is convertible, at the discretion of the holder into the Company’s common stock at the fixed rate of $1.00 per principal value for any unpaid principal and accrued interest thereon until the note is paid in full. The noteholder is entitled to be repaid $25,000 for every $1,000,000 raised in equity by the Company which the Company has not met. In conjunction with the issuance of the note, the Company issued a warrant, to a stockholder to purchase 50,000 shares of the Company’s common stock at a $1.00 per share until October 12, 2015. The amount allocated to the warrants based on the relative fair value of the warrant on the date of the grant was estimated at $27,938 using a Black-Scholes valuation model under the following assumptions: (1) expected volatility of 181% based on historical volatility, (2) an interest rate of 0.23%, (3) expected life of 3 years and (4) zero dividend yield. The amount allocated to the beneficial conversion feature based on the relative fair value of the beneficial conversion feature of the convertible note on the date of issuance was estimated at $22,062 resulting in an aggregate debt discount of $50,000 on October 12, 2012. As of June 30, 2013, the related debt discount was fully amortized but the note remained unpaid.

The noteholders pertaining to the October 10, 2012 and October 12, 2012 transactions have mutually agreed to enjoy equal rights as secured lenders under each of their respective notes and that neither shall have priority over the other.

On March 22, 2013, the holder of the $50,000 convertible note issued on October 12, 2012 assigned his interest and accrued interest thereon to the holder of the $100,000 convertible note issued on October 10, 2012. In August 2013, the Company and the holder of the $150,000 of past due convertible notes and approximately $15,000 of accrued interest, agreed to convert the note and accrued interest thereon at a conversion price of $0.50 per share thereby issuing 330,000 shares of the Company’s common stock and an additional warrant for 330,000 shares of common stock exercisable at $2.25 per share which vests immediately and expires on August 11, 2016. This agreement represents an inducement to convert original conversion feature of the notes and for which the fair value of the common stock and warrant issued exceed the fair value of the original conversion terms of the notes, related accrued interest exchanged resulting in a debt conversion expense of $687,286 which is recorded in Other income/(expense ) on the Statement of Operations. The amount allocated to the warrant based on the relative fair value of the warrant on the date of the grant was estimated at $360,428 using a Black-Scholes valuation model under the following assumptions: (1) expected volatility of 137% based on historical volatility, (2) an interest rate of 0.61%, (3) expected life of 3 years and (4) zero dividend yield. The amount allocated to the common stock based on the relative fair value on the date of grant was $492,063.

On December 3, 2012, the Company issued an unsecured $20,000 convertible note payable to an investor which bears interest at 12% per annum and is due with accrued interest on June 3, 2013. The note is convertible, at the discretion of the holder into the Company’s common stock at the fixed rate of $1.00 per principal value for any unpaid principal and accrued interest thereon until the note is paid in full. In conjunction with the issuance of the note, the Company issued a warrant, to a stockholder to purchase 20,000 shares of the Company’s common stock at a $1.00 per share until December 3, 2014. The amount allocated to the warrants based on the relative fair value of the warrant on the date of the grant was estimated at $10,049 using a Black-Scholes valuation model under the following assumptions: (1) expected volatility of 124% based on historical volatility, (2) an interest rate of 0.18%, (3) expected life of 2 years and (4) zero dividend yield. The amount allocated to the beneficial conversion feature based on the relative fair value of the beneficial conversion feature of the convertible note on the date of issuance was estimated at $9,951 resulting in an aggregate debt discount of $20,000 on December 3, 2012. The note was paid in full with accrued interest thereon on March 5, 2013, resulting in full recognition in expense of the unamortized discount of $9,891.

On December 12, 2012, the Company issued an unsecured $56,000 convertible note payable to an investor which bears interest at 12% per annum and is due with accrued interest on June 12, 2013.  The note is convertible, at the discretion of the holder into the Company’s common stock at the fixed rate of $1.00 per principal value for any unpaid principal and accrued interest thereon until the note is paid in full.  In conjunction with the issuance of the note, the Company issued a warrant, to a stockholder to purchase 56,000 shares of the Company’s common stock at a $1.00 per share until December 12, 2014.  The amount allocated to the warrant based on the relative fair value of the warrant on the date of the grant was estimated at $26,925 using a Black-Scholes valuation model under the following assumptions: (1) expected volatility of 109% based on historical volatility, (2) an interest rate of 0.14%, (3) expected life of 2 years and (4) zero dividend yield. The amount allocated to the beneficial conversion feature based on the relative fair value of the beneficial conversion feature of the convertible note on the date of issuance was estimated at $29,075 resulting in an aggregate debt discount of $56,000 on December 12, 2012. The note was paid in full with accrued interest thereon on March 5, 2013, resulting in a full recognition in expense of the unamortized discount of $30,462.

On December 28, 2012, the Company issued an unsecured $5,000 convertible note payable to the Chief Executive Officer which bears interest at 12% per annum and is due with accrued interest on June 28, 2013.  The note is convertible, at the discretion of the holder into the Company’s common stock at the fixed rate of $1.00 per principal value for any unpaid principal and accrued interest thereon until the note is paid in full.  In conjunction with the issuance of the note, the Company issued a warrant, to the Chief Executive Officer to purchase 5,000 shares of the Company’s common stock at a $1.00 per share until December 28, 2014.  The amount allocated to the warrant based on the relative fair value of the warrants on the date of the grant was estimated at $2,160 using a Black-Scholes valuation model under the following assumptions: (1) expected volatility of 107% based on historical volatility, (2) an interest rate of 0.15%, (3) expected life of 2 years and (4) zero dividend yield. The amount allocated to the beneficial conversion feature based on the relative fair value of the beneficial conversion feature of the convertible note on the date of issuance was estimated at $2,840 resulting in an aggregate debt discount of $5,000 on December 28, 2012. The note was paid in full with accrued interest of $56 thereon on January 31, 2013, resulting in full recognition in expense of the unamortized discount of $4,064.

Amortization expense related to the debt discount for the three and nine months ended September 30, 2013 and 2012 and for the period from September 3, 2009 (inception) through September 30, 2013 $0, $5,318, $126,783, $5,318 and $266,609, respectively, related to convertible notes payable.

NOTES PAYABLE

In connection with the purchase of an electrically charged enabled automobile by the Company in the first quarter, of 2012, the Company entered into a financing agreement.  The five-year note, collateralized by the related asset, bears interest at 4.75% and requires minimum monthly payments, inclusive of interest, of $1,216 commencing in May 2012. The unpaid principal balance of the note as of September 30, 2013 is $47,917.

In May 2012, an individual lent Beam Charging LLC (“Beam”), $10,000 payable on demand and personally guaranteed by the then President of Beam.  The debt remains unpaid as of September 30, 2013.

In conjunction with the acquisition of EV Pass in April 2013, the Company issued a non interest bearing $75,000 note, to be paid in three equal installments of $25,000 on each subsequent three month anniversary date of the note.  The note is scheduled to be paid in full by November 3, 2013. The July 2013 payment was made in October 2013.  The Company has not received a notice of default from the noteholder nor have any additional payments been made as of November 14, 2013.
In conjunction with the acquisition of 350Green, the Company issued a non interest bearing note to the former members of 350Green in the amount of $500,000 requiring a $10,000 payment at closing, a subsequent monthly payment of $10,000 and monthly payments of $20,000 thereafter until such time as the note is paid in full, circa May 2015.  The Company imputed an interest rate of 12% to the note and recorded the debt at its present value on date of issuance of $444,768.  The Company has paid $100,000 in aggregate principal and interest as of September 30, 2013.   The unpaid principal balance of the note as of September 30, 2013 was $360,912.  Additionally, the Company also assumed a $25,000 note payable with interest payable at 8% per annum due June 29, 2012 in conjunction with the 350Green acquisition.  The Company has accrued interest of $3,008 as of September 30, 2013, however, no payments have been made as of November 14, 2013.

As of September 30, 2013, the Company issued seven unsecured notes to a shareholder totaling $145,000 with interest at 12% per annum and payable on demand for working capital purposes of which the Company had repaid the shareholder two notes totaling $25,108 inclusive of accrued interest thereon.  The CEO of the Company has had numerous financial dealings with the lender over the years, including personal and business loans and investments.  The unpaid balance of the notes, inclusive of accrued interest of $1,545 as of September 30, 2013 is $121,545.

Future minimum monthly note payments, exclusive of interest, by year as of September 30, 2013 are as follows:

Year	Amount
2014	$450,428
2015	166,205
2016	13,821
2017	8,375
Total	$638,829

Total interest expense for the three months and nine months ended September 30, 2013 and 2012 and for the period from September 3, 2009 (inception) through September 30, 2013 was $16,729, $6,467, $38,213, $7,009 and $102,211, respectively.